TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST           Two World Trade Center,
                                                      New York, New York 10048
LETTER TO THE SHAREHOLDERS January 31, 1999

DEAR SHAREHOLDER:

During the 12-month period ended January 31, 1999, the world's emerging equity markets fell sharply as the recessionary fallout of the Asian currency crisis became more apparent. While the crisis initially appeared to be confined to Southeast Asia, currency depreciation, stock market weakness and asset price deflation also spread to the economies of emerging Europe and Latin America. The sharp currency devaluations resulted in a collapse of Asian import demand, which then triggered a sharp decline in global commodity prices.

Weaker commodity prices were partly responsible for the downturn's spread to other regions. Net commodity exporters such as Russia and certain Latin American countries were hit particularly hard, given their governments' heavy reliance on oil-related exports for fiscal revenues. As a result, investors became increasingly concerned about higher fiscal and current-account deficits in the emerging economies. Then the devaluation of the ruble on August 17, 1998 sent another wave of contagion throughout the world's currency markets and put further downward pressure on commodity prices. In late summer, the default of Russian treasury bills (GKOs) also resulted in higher risk premiums for emerging markets as an asset class.

Although most emerging equity markets staged a modest recovery during the fourth quarter of 1998, investor confidence was shaken again this January when the Brazilian central bank widened the trading band of the official currency, the real, and ultimately allowed it to float freely in mid-January.

Individual market performance varied greatly from country to country. The Greek equity market increased an astounding 131.9 percent in U.S. dollar terms. That market benefited from the strong inflow of international funds that has occurred since the Greek currency began participating in Europe's exchange rate mechanism in March 1998. At the opposite end of the spectrum for returns was Russia's equity market, which fell 83.4

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
LETTER TO THE SHAREHOLDERS January 31, 1999, continued

percent in U.S. dollar terms, following the devaluation of the ruble and the default on short-term domestic debt. Performance, in U.S. dollar terms, for each of the world's emerging equity markets is shown in the following table.

                      EMERGING EQUITY MARKET PERFORMANCE
                 (January 31, 1998 through January 31, 1999)

                             TOTAL RETURN
                              (% IN U.S.
                                DOLLAR
COUNTRY                         TERMS)
-------------------------  ----------------
Argentina ................       -25.2
Brazil ...................       -53.4
Chile ....................       -17.0
Colombia .................       -49.9
Greater China (H shares)         -33.2
Greece....................       131.9
Hong Kong ................         2.6
Hungary ..................       -17.0
India ....................        -7.0
Indonesia ................        19.4
Israel ...................        -3.8
Korea ....................        30.7

                   TOTAL RETURN
                    (% IN U.S.
                      DOLLAR
COUNTRY               TERMS)
---------------  ----------------
Malaysia .......        18.8
Mexico .........       -26.8
Peru ...........       -31.7
Philippines  ...         8.6
Poland .........        -3.4
Portugal .......        22.0
Russia .........       -83.4
South Africa  ..       -28.0
Taiwan .........       -22.6
Thailand .......         7.0
Turkey .........       -52.3
Venezuela ......       -46.6

PERFORMANCE

TCW/DW Emerging Markets Opportunities Trust's Class A shares declined 27.05 percent for the 12-month period ended January 31, 1999. For the same period, the Lipper Emerging Markets Funds Index (Lipper Index) and the International Finance Corporation Investable Emerging Markets Total Return Index (IFC Index) declined 22.99 percent and 18.56 percent, respectively. The Fund's Class B, C and D shares each declined 27.59 percent, 27.60 percent and 26.88 percent, respectively, during the same period. The performance of the Fund's four share classes varies because of differing expenses. The accompanying chart compares the performance of the Fund's Class A shares with that of the Lipper and IFC indexes.

The Fund's underperformance relative to its benchmark indexes during the period under review was primarily attributable to its defensive strategy during the emerging markets fourth quarter rally. The widespread contagion effects of the ongoing turmoil in the global financial markets led the Fund to maintain a relatively high cash position in order to minimize any negative impact on its portfolio while providing a reserve for opportune purchases.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
LETTER TO THE SHAREHOLDERS January 31, 1999, continued

PORTFOLIO STRATEGY

As a result of the decline in global interest rates resulting from the surprise Federal Reserve Board rate cut on October 15, 1998, the Fund increased its exposure to Asia, especially Hong Kong-related China investments and South Korea. The Fund also focused on emerging Europe, with emphasis on Greece, Poland and Hungary, which rallied during the fourth quarter. Exposure to Latin America was reduced as a result of growing concerns regarding Brazil. South African investments remained underweighted in the portfolio.

As of January 31, 1999, the Fund's largest holdings were South Korea (12.98 percent), Mexico (10.94 percent), Greece (9.42 percent), Taiwan (6.95 percent), Brazil (6.91 percent), South Africa (6.41 percent), India (5.97 percent), Poland (5.70 percent), Hungary (4.16 percent) and Israel (3.77 percent). The Trust also held smaller positions in Turkey, Chile, the Philippines, Thailand, Egypt, Hong Kong, Pakistan, Peru and Colombia. As of January 31, 1999, the Trust held a cash position of 7.31 percent.

MARKET OUTLOOK

Despite their volatile monthly performances throughout most of 1998, investor sentiment toward emerging markets ended the year with guarded optimism. The overall perception of them began to change following interest-rate cuts in the United States, which prevented a total financial meltdown. This led to rate cuts in most emerging markets but without having a significant negative impact on the currencies. Although these lower rates have yet to increase bank lending or stimulate economic growth, they have restored some investor confidence by reducing the levels of financial distress.

The rallies in emerging markets during the fourth quarter were primarily liquidity driven as investors with relatively high cash positions recommitted funds to the global markets, particularly in Asia. The perception that a global financial catastrophe had been avoided prompted investors to reduce their cash positions, despite weak fundamentals and a discouraging near-term outlook for economic growth.

TRUSTEES RECOMMEND LIQUIDATION

Because of the Fund's continued inability to attract new assets, on February 25, 1999, the Trustees of TCW/DW Emerging Markets Opportunities Trust recommended that the Fund be liquidated and its assets distributed to shareholders. A letter notifying shareholders of the Trustees' recommendation was mailed in late February. Liquidation of the Fund requires shareholder approval. Accordingly, a proxy statement formally detailing the proposal and the reasons for the Trustees' action was distributed to shareholders of the Fund, who were shareholders on March 12, 1999.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
LETTER TO THE SHAREHOLDERS January 31, 1999, continued

In light of the proposed liquidation, the Trustees have suspended all new sales of the Fund's shares, including exchanges into the Fund. Pending the shareholder vote on the proposed liquidation, the Fund will continue to operate. In particular, your right to redeem any or all of your Fund shares at any time has not been affected by this action. Also, the Fund will no longer make payments to Morgan Stanley Dean Witter Distributors Inc., the distributor, under the Fund's Plan of Distribution under Rule 12b-1.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
FUND PERFORMANCE January 31, 1999


[GRAPHIC OMITTED]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS B, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS A SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                         AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------

                   CLASS A SHARES+
-----------------------------------------------------
PERIOD ENDED 1/31/99
-------------------------
1 Year                        -27.05%(1)    -30.88%(2)
Since Inception (3/30/94)      -7.64%(1)     -8.67%(2)

                   CLASS C SHARES++
-----------------------------------------------------
PERIOD ENDED 1/31/99
-------------------------
1 Year                        -27.60%(1)    -28.32%(2)
Since Inception (1/26/98)     -25.08%(1)    -25.08%(2)

                   CLASS B SHARES*
-----------------------------------------------------
PERIOD ENDED 1/31/99
-------------------------
1 Year                        -27.59%(1)    -31.20%(2)
Since Inception (1/26/98)     -25.08%(1)    -28.03%(2)

                   CLASS D SHARES+++
-----------------------------------------------------
PERIOD ENDED 1/31/99
-------------------------
1 Year                        -26.88%(1)
Since Inception (1/26/98)     -24.36%(1)


------------

Prior to January 26, 1998, the Fund operated as a closed-end investment company. Accordingly, the performance information above may not be indicative of the Fund's performance as an open-end investment company. The historical performance of the Class A shares of the Fund have been restated to reflect the front-end sales charge of such Class A shares in effect as of January 31, 1998. Class A shares are also subject to a 0.25% 12b-1 fee which is not reflected in the restated historical performance. Including the 12b-1 fee would have the effect of lowering the Fund's performance.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 5.25% front-end sales charge, assuming a complete redemption on January 31, 1999.

(4) The International Finance Corporation Investable Emerging Markets Total Returns Index (IFCI) is designed to measure more precisely the returns foreign portfolio investors might receive from investing in baskets of stocks that were legally and practically available to them in the emerging markets of Latin America, East Asia, Europe, the Mideast and Africa. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper Emerging Markets Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Emerging Markets Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds in this index.

+     The maximum front-end sales charge for Class A is 5.25%.

* The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.

++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.

+++   Class D shares have no sales charge.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS January 31, 1999

  NUMBER OF
    SHARES                                                                         VALUE
--------------------------------------------------------------------------------------------
              COMMON AND PREFERRED STOCKS, RIGHTS
              AND WARRANTS (93.5%)
              ARGENTINA (2.8%)
              Energy
     23,336   Yacimentos Petroliferos Fiscales S.A. (ADR) .....................  $  743,835
                                                                               -------------
              Oil Refining/Marketing
     33,900   Perez Companc S.A. (Class B) ....................................     138,196
                                                                               -------------
              Oil/Gas Transmission
      4,750   Transportadora de Gas del Sur S.A. (ADR) ........................      45,422
                                                                               -------------
              Telecommunications
     16,901   Telecom Argentina Stet - France Telecom S.A. (ADR) ..............     401,399
     10,388   Telefonica de Argentina S.A. (ADR) ..............................     256,454
                                                                               -------------
                                                                                    657,853
                                                                               -------------
              TOTAL ARGENTINA .................................................   1,585,306
                                                                               -------------
              BRAZIL (6.9%)
              Alcoholic Beverages
    151,629   Companhia Cervejaria Brahma (Pref.)* ............................      51,642
                                                                               -------------
              Apparel
    684,000   Companhia de Tecidos Norte de Minas .............................      37,993
                                                                               -------------
              Banking
      4,756   Uniao de Bancos Brasileiros S.A. (GDR) ..........................      48,749
                                                                               -------------
              Cellular Telephone
        595   Tele Celular Sul Participacoes S.A. (ADR) .......................       9,669
 12,888,914   Tele Celular Sul Participacoes S.A. (Pref.)* ....................      19,800
 44,850,243   Tele Centro Sul Participacoes S.A. (Pref.)* .....................     299,002
 14,576,914   Tele Leste Celular Participacoes S.A. (Pref.)* ..................       5,000
        305   Tele Nordeste Celular Participacoes S.A. (ADR) ..................       3,812
  9,230,914   Tele Nordeste Celular Participacoes S.A. (Pref.)* ...............       5,708
  3,640,914   Tele Norte Celular Participacoes S.A. (Pref.)* ..................       1,196
  4,845,264   Tele Sudeste Celular Participacoes S.A.* ........................       7,701



  NUMBER OF
    SHARES                                                                         VALUE
--------------------------------------------------------------------------------------------
        107   Tele Sudeste Celular Participacoes S.A. (ADR) ...................  $    1,658
 26,333,914   Tele Sudeste Celular Participacoes S.A. (Pref.)* ................      76,330
        360   Telemig Celular Participacoes S.A. (ADR)* .......................       5,310
 23,773,243   Telemig Celular Participacoes S.A. (Pref.)* .....................      16,882
    569,000   Telerj Celular S.A. (B Shares)(Pref.) ...........................       6,405
        104   Telesp Celular Participacoes S.A. (ADR)* ........................       1,826
  7,754,914   Telesp Celular Participacoes S.A. (Pref.)* ......................      52,449
  3,415,000   Telesp Celular S.A. (B Shares)(Pref.)* ..........................      90,737
                                                                               -------------
                                                                                    603,485
                                                                               -------------
              Electric Utilities
  1,315,000   Centrais Electricas Brasileiras S.A. ............................      15,882
  1,350,000   Centrais Electricas Brasileiras S.A. (Pref.) ....................      17,609
      3,415   Companhia Energetica de Minas Gerais S.A. (Pref.)(ADR) -144A** ..      42,687
  5,547,030   Companhia Energetica de Minas Gerais S.A. (Pref.) ...............      68,333
     16,812   Companhia Energetica de Minas Gerais S.A. (ADR) .................     209,099
 20,500,000   Companhia Paranaense de Energia -Copel (Pref.)* .................      80,415
                                                                               -------------
                                                                                    434,025
                                                                               -------------
              Energy
  1,697,000   Petroleo Brasileiro S.A. (Pref.) ................................     112,314
                                                                               -------------
              Food Chains
      1,363   Companhia Brasileira de Distribuicao Grupo Pao de Acucar (ADR) ..      13,630
                                                                               -------------
              Integrated Oil Companies
        700   Petroleo Brasileiro S.A. -Petrobras (ADR)* ......................       4,637
                                                                               -------------
              Multi-Sector Companies
    192,000   Itausa Investimentos Itau S.A. (Pref.) ..........................      64,928
                                                                               -------------
              Paper
  5,000,000   Votorantim Celulose e Papel S.A. (Pref.) ........................      55,556
                                                                               -------------

                      SEE NOTES TO FINANCIAL STATEMENTS



                                        6

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS January 31, 1999, continued

  NUMBER OF
    SHARES                                                                         VALUE
--------------------------------------------------------------------------------------------
              Steel/Iron Ore
        130   Companhia Vale do Rio Doce S.A. (ADR) ...........................  $    1,869
    128,340   Companhia Vale do Rio Doce S.A. (Debentures)* ...................       --
     23,046   Companhia Vale do Rio Doce S.A. (Pref.)* ........................     345,245
      1,730   Usinas Siderurgicas de Minas Gerais S.A. (ADR)(Pref.)* ..........       2,242
     10,200   Usinas Siderurgicas de Minas Gerais S.A. (Pref.)* ...............      13,157
                                                                               -------------
                                                                                    362,513
                                                                               -------------
              Telecommunications
  1,265,821   CIA Riograndense de Telecomunicacoes S.A. (Pref.)* ..............     239,100
  7,195,264   Embratel Participacoes S.A.* ....................................      45,153
      2,116   Embratel Participacoes S.A. (ADR)* ..............................      24,202
 19,319,243   Embratel Participacoes S.A. (Pref.)* ............................     216,525
  7,195,264   Tele Centro Sul Participacoes S.A.* .............................      25,027
      1,032   Tele Centro Sul Participacoes S.A. (ADR)* .......................      37,216
      3,701   Tele Norte Leste Particioacoes S.A. (ADR)* ......................      36,779
  6,195,264   Tele Norte Leste Participacoes S.A.* ............................      33,520
 21,780,914   Tele Norte Leste Participacoes S.A. (Pref.)* ....................     217,809
  3,640,914   Telecomunicacoes Brasileiras S.A. - Telebras (Pref.)* ...........         528
      8,408   Telecomunicacoes Brasileiras S.A. - Telebras (Pref.)(ADR)* ......     529,178
  4,047,500   Telecomunicacoes Brasileriras S.A. - Telebras (Pref.)* ..........     236,593
  7,195,264   Telesp Participacoes S.A.* ......................................      67,781
 21,296,088   Telesp Participacoes S.A. (Pref.)* ..............................     370,367
                                                                               -------------
                                                                                  2,079,778
                                                                               -------------
              TOTAL BRAZIL ....................................................   3,869,250
                                                                               -------------
              CHILE (2.0%)
              Alcoholic Beverages
      2,860   Compania Cervecerias Unidas S.A. (ADR) ..........................      51,301
      8,710   Vina Concha Y Toro (ADR) ........................................     212,306
                                                                               -------------
                                                                                    263,607
                                                                               -------------
  NUMBER OF
    SHARES                                                                         VALUE
--------------------------------------------------------------------------------------------
              Beverages - Non-Alcoholic
      8,220   Embotelladora Andina S.A. (Series A)(ADR) .......................  $  115,080
                                                                               -------------
              Electric Utilities
      5,279   Empresa Nacional de Electricidad S.A. (ADR) .....................      61,368
      6,655   Enersis S.A. (ADR) ..............................................     180,517
                                                                               -------------
                                                                                    241,885
                                                                               -------------
              Food Chains
     11,100   Distribucion Y Servicio D&S S.A. (ADR) ..........................     119,325
                                                                               -------------
              Generic Drugs
     11,100   Laboratorio Chile (ADR) .........................................     133,200
                                                                               -------------
              Telecommunications
     12,111   Compania de Telecomunicaciones de Chile S.A. (ADR) ..............     246,762
                                                                               -------------
              TOTAL CHILE .....................................................   1,119,859
                                                                               -------------
              CHINA (0.4%)
              Electric Utilities
      4,845   Huaneng Power International, Inc. (ADR)* ........................      51,478
                                                                               -------------
              Energy
     10,222   Yanzhou Coal Minging Co. (ADR) ..................................      75,387
    458,000   Zhenhai Refining & Chemical Co. (Class H) .......................      56,153
                                                                               -------------
                                                                                    131,540
                                                                               -------------
              Transportation
    446,500   Zhejiang Expressway Co. Ltd. ....................................      65,692
                                                                               -------------
              TOTAL CHINA .....................................................     248,710
                                                                               -------------
              COLOMBIA (0.2%)
              Beverages
     32,301   Bavaria S.A. ....................................................     118,573
                                                                               -------------
              CROATIA (0.1%)
              Miscellaneous
      2,875   Pliva D.D. (GDR) - 144A** .......................................      53,978
                                                                               -------------
              CZECH REPUBLIC (0.3%)
              Telecommunications
     11,000   SPT Telecom A.S.* ...............................................     158,350
                                                                               -------------
              EGYPT (1.0%)
              Alcoholic Beverages
      2,000   Al-Ahram Beverages Co. S.A.E. (GDR) .............................      64,800
                                                                               -------------
                      SEE NOTES TO FINANCIAL STATEMENTS

                                        7

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS January 31, 1999, continued

  NUMBER OF
    SHARES                                                                         VALUE
--------------------------------------------------------------------------------------------
              Building Materials
     6,820    Industrial & Engineering Enterprises Co. ........................  $  107,110
    12,100    Suez Cement Co. (GDR) - 144A** ..................................     234,135
                                                                               -------------
                                                                                    341,245
                                                                               -------------
              Electric Utilities
       500    Egypt Gas Co. ...................................................      35,961
                                                                               -------------
              Major Chemicals
     3,250    Paints & Chemical Industries Co. S.A.E. (GDR) ...................      23,887
                                                                               -------------
              Tobacco
     3,800    Eastern Tobacco .................................................     113,850
                                                                               -------------
              TOTAL EGYPT .....................................................     579,743
                                                                               -------------
              GREECE (9.4%)
              Banking
    13,940    Alpha Credit Bank ...............................................   1,630,625
     1,130    Ionian Bank S.A.* ...............................................      64,097
     2,739    National Bank of Greece S.A. ....................................     757,408
                                                                               -------------
                                                                                  2,452,130
                                                                               -------------
              Beverages -Non-Alcoholic
     2,750    Hellenic Bottling Co. S.A.* .....................................     100,906
                                                                               -------------
              Building Materials/DIY Chains
     4,740    Titan Cement Co. S.A. ...........................................     393,053
                                                                               -------------
              Cellular Telephone
     4,000    Panafon Hellenic Telecom S.A.* ..................................     137,072
                                                                               -------------
              Telecommunications
    31,659    Hellenic Telecommunication Organization S.A. ....................     954,585
    81,095    Hellenic Telecommunication Organization S.A. (ADR)* .............   1,236,699
                                                                               -------------
                                                                                  2,191,284
                                                                               -------------
              TOTAL GREECE ....................................................   5,274,445
                                                                               -------------
              HONG KONG (0.7%)
              Computer/Video Chains
   588,000    Legend Holdings Ltd. ............................................     231,451
                                                                               -------------
              Telecommunications
    81,200    China Telecom Ltd. ..............................................     144,617
                                                                               -------------
              TOTAL HONG KONG .................................................     376,068
                                                                               -------------
              HUNGARY (4.2%)
              Banking
    13,000    OTP Bank Rt.* ...................................................     699,649
     3,025    OTP Bank Rt. (GDR) ..............................................     164,484
                                                                               -------------
                                                                                    864,133
                                                                               -------------

  NUMBER OF
    SHARES                                                                         VALUE
--------------------------------------------------------------------------------------------
              Energy
    27,085    MOL Magyar Olaj-es Gazipari RT (GDR) -144A** ....................  $  751,947
                                                                               -------------
              Specialty Chemicals
     9,500    Pannonplast RT ..................................................     231,258
                                                                               -------------
              Telecommunications
    14,500    Magyar Tavkozlesi Rt * ..........................................      89,980
    12,680    Magyar Tavkozlesi Rt (ADR) ......................................     393,873
                                                                               -------------
                                                                                    483,853
                                                                               -------------
              TOTAL HUNGARY ...................................................   2,331,191
                                                                               -------------
              INDIA (6.0%)
              Aluminum
    32,475    Hindalco Industries Ltd. (GDR) - 144A** .........................     389,700
                                                                               -------------
              Construction/Agricultural Equipment/Trucks
   103,000    Mahindra & Mahindra Ltd. (GDR) ..................................     437,750
                                                                               -------------
              Other Pharmaceuticals
    64,000    Ranbaxy Laboratories Ltd. (GDR) .................................     643,840
                                                                               -------------
              Telecommunications
     5,000    Mahanagar Telephone Nigam Ltd. (GDR) ............................      55,375
    14,100    Mahanagar Telephone Nigam Ltd. (GDR) * ..........................     157,568
    21,750    Videsh Sanchar Nigam Ltd. (GDR)* ................................     230,550
                                                                               -------------
                                                                                    443,493
                                                                               -------------
              Textiles
    77,500    Reliance Industries Ltd. (GDR) ..................................     494,450
    95,000    Reliance Industries Ltd. (GDR) ..................................     605,625
                                                                               -------------
                                                                                  1,100,075
                                                                               -------------
              Tobacco
    14,500    ITC Ltd. (GDR)* .................................................     329,237
                                                                               -------------
              TOTAL INDIA .....................................................   3,344,095
                                                                               -------------
              INDONESIA (0.8%)
              Paper
   389,000    PT Indah Kiat Pulp & Paper Corp. Tbk ............................      89,514


              Telecommunications
    23,600    PT Telekomunikasi Indonesia (ADR) ...............................    177,000
                                                                               -------------
              Tobacco
   150,000    Pt Gudang Garam Tbk .............................................   184,091
                                                                               -------------
              TOTAL INDONESIA .................................................   450,605
                                                                               -------------


                      SEE NOTES TO FINANCIAL STATEMENTS


                                        8

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS January 31, 1999, continued

  NUMBER OF
    SHARES                                                                         VALUE
--------------------------------------------------------------------------------------------
              ISRAEL (3.8%)
              Banking
   170,750    Bank Hapoalim Ltd. ..............................................  $  296,385
                                                                               -------------
              Diversified Electronic Products
     2,030    Elron Electronic Industries Ltd. ................................      30,386
    17,755    NICE-Systems Ltd. (ADR)* ........................................     393,939
                                                                               -------------
                                                                                    424,325
                                                                               -------------
              Diversified Manufacturing
    18,200    Koor Industries Ltd. (ADR) ......................................     313,950
                                                                               -------------
              Electronic Production Equipment
     4,090    Orbotech, Ltd.* .................................................     169,735
                                                                               -------------
              Food Chains
    19,190    Blue Square Chain Investments & Properties Ltd.* ................     248,419
     4,200    Supersol Ltd. (ADR) .............................................      49,350
                                                                               -------------
                                                                                    297,769
                                                                               -------------
              Other Pharmaceuticals
     1,892    Teva Phamaceutical Industries Ltd. (ADR) ........................      82,184
                                                                               -------------
              Other Telecommunications
    37,800    Bezeq Israeli Telecommunication Corporation Ltd.* ...............     120,812
                                                                               -------------
              Telecommunications
     6,561    ECI Telecom Ltd. ................................................     284,583
     1,200    Orckit Communications Ltd. ......................................      23,100
                                                                               -------------
                                                                                    307,683
                                                                               -------------
              Telecommunications Equipment
       650    Gilat Satellite Networks Ltd.* ..................................      40,828
     2,500    Tadiran Telecommunications Ltd. .................................      58,437
                                                                               -------------
                                                                                     99,265
                                                                               -------------
              TOTAL ISRAEL ....................................................   2,112,108
                                                                               -------------
              LUXEMBOURG (0.2%)
              Alcoholic Beverages
    16,175    Quilmes Industrial S.A. (Quinsa)(ADR) ...........................     129,400
                                                                               -------------
              MALAYSIA+(1.3%)
              Casino/Gambling
    58,000    Genting Berhad ..................................................     107,882
                                                                               -------------
              Electric Utilities
    87,000    Tenaga Nasional Berhad ..........................................     111,354
                                                                               -------------
              Oil/Gas Transmission
    45,000    Petronas Gas Berhad .............................................      72,514
                                                                               -------------
  NUMBER OF
    SHARES                                                                         VALUE
--------------------------------------------------------------------------------------------
              Specialty Foods/Candy
    45,000    Kuala Lumpur Kepong Berhad ......................................  $   53,867
    18,000    Nestle (Malaysia) Berhad ........................................      49,724
                                                                               -------------
                                                                                    103,591
                                                                               -------------
              Telecommunications
    60,000    Technology Resources Industries Berhad ..........................      22,210
   108,000    Telekom Malaysia Berhad .........................................     179,005
                                                                               -------------
                                                                                    201,215
                                                                               -------------
              Tobacco
    16,000    Rothmans of Pall Mall (Malaysia) Berhad .........................      68,361
                                                                               -------------
              Transportation
    53,000    Malaysian International Shipping Berhad .........................      53,195
                                                                               -------------
              TOTAL MALAYSIA ..................................................     718,112
                                                                               -------------
              MEXICO (10.9%)
              Alcoholic Beverages
    25,743    Fomento Economico Mexicano, S.A. de C.V. (ADR) ..................     569,564
   125,084    Fomento Economico Mexicano, S.A. de C.V. (UBD) ..................     279,007
   148,400    Grupo Modelo S.A. de C.V. (Series C) ............................     330,282
                                                                               -------------
                                                                                  1,178,853
                                                                               -------------
              Auto Parts: O.E.M.
     1,533    Desc S.A. de C.V. (ADR) .........................................      31,331
                                                                               -------------
              Banking
    70,190    Grupo Financiero Banamex Accival, S.A. de C.V. (B Shares)* ......      77,450
     7,755    Grupo Financiero Bancomer, S.A. de C.V. (ADR) - 144A** ..........      31,990
    45,364    Grupo Financiero Bancomer, S.A. de C.V. (B Shares) ..............       9,268
                                                                               -------------
                                                                                    118,708
                                                                               -------------
              Beverages - Non-Alcoholic
     5,600    Coca-Cola Femsa S.A. (ADR) ......................................      70,350
                                                                               -------------
              Broadcasting
    45,602    Grupo Televisa S.A. (GDR) .......................................   1,168,551
     4,882    TV Azteca S.A. de C.V (ADR)* ....................................      29,597
                                                                               -------------
                                                                                  1,198,148
                                                                               -------------
              Building Materials
    49,950    Apasco S.A. de C.V. .............................................     180,435
     3,770    Cemex S.A. de C.V. (ADR) ........................................      18,850
    70,200    Cemex S.A. de C.V. (B Shares) ...................................     185,685
                                                                               -------------


                      SEE NOTES TO FINANCIAL STATEMENTS


                                        9

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS January 31, 1999, continued

  NUMBER OF
    SHARES                                                                         VALUE
--------------------------------------------------------------------------------------------
     5,955    Cemex S.A. de C.V. (Class B)(ADR) ...............................  $   26,053
     4,293    Cemex S.A. de C.V. - (CPO) ......................................      10,423
                                                                               -------------
                                                                                    421,446
                                                                               -------------
              Diversified Manufacturing
    20,156    ALFA, S.A. de C.V. (Class A) ....................................      46,551
                                                                               -------------
              Foods & Beverages
   141,600    Grupo Industrial Bimbo S.A. de C.V. (Series A) ..................     275,318
                                                                               -------------
              Multi-Sector Companies
    22,076    Grupo Carso S.A. de C.V. (Series A1) ............................      63,186
                                                                               -------------
              Other Specialty Stores
     4,110    Cifra S.A. de C.V. (ADR) ........................................      45,307
   393,149    Cifra S.A. de C.V. (Series C) ...................................     436,919
    23,975    Cifra S.A. de C.V. (Series V) ...................................      26,502
    47,900    Organizacion Soriana S.A. de C.V. (Series B) ....................     141,355
                                                                               -------------
                                                                                    650,083
                                                                               -------------
              Paper
   195,917    Kimberly-Clark de Mexico S.A. de C.V. (A Shares) ................     566,558
                                                                               -------------
              Steel/Iron Ore
     2,783    Tubos de Acero de Mexico S.A. de C.V. (ADR)* ....................      19,133
                                                                               -------------
              Telecommunications
    29,114    Telefonos de Mexico S.A. de C.V. (Series L)(ADR) ................   1,488,453
                                                                               -------------
              TOTAL MEXICO ....................................................   6,128,118
                                                                               -------------
              PAKISTAN (0.6%)
              Banking
        64    Muslim Commercial Bank Ltd. .....................................          20
                                                                               -------------
              Electric Utilities
   350,000    Hub Power Co.* ..................................................      80,950
     7,000    Sui Northern Gas Pipelines* .....................................       1,196
                                                                               -------------
                                                                                     82,146
                                                                               -------------
              Major Chemicals
     8,500    Fauji Fertilizer Co., Ltd.* .....................................       6,705
                                                                               -------------
              Telecommunications
     7,210    Pakistan Telecomm (GDR) -144A** .................................     250,482
                                                                               -------------
              TOTAL PAKISTAN ..................................................     339,353
                                                                               -------------
              PERU (0.4%)
              Building Materials
   200,180    Cementos Lima, S.A. .............................................     207,594
                                                                               -------------

  NUMBER OF
    SHARES                                                                         VALUE
--------------------------------------------------------------------------------------------
              PHILIPPINES (1.9%)
              Alcoholic Beverages
   100,000    San Miguel Corp. (Class B) ......................................  $  143,416
                                                                               -------------
              Electric Utilities
   100,069    Manila Electric Co. (B Shares) ..................................     302,686
                                                                               -------------
              Real Estate
   480,000    SM Prime Holdings ...............................................      91,369
                                                                               -------------
              Restaurants
   490,000    Jollibee Foods Co. (Warrants due 03/25/03)* .....................     255,541
                                                                               -------------
              Telecommunications
     8,610    Philippine Long Distance Telephone Co. ..........................     202,060
     3,960    Philippine Long Distance Telephone Co. (ADR) ....................      91,080
                                                                               -------------
                                                                                    293,140
                                                                               -------------
              TOTAL PHILIPPINES ...............................................   1,086,152
                                                                               -------------
              POLAND (5.7%)
              Banking
     3,100    Bank Handlowy W. Warszawie ......................................      36,657
     3,000    Bank Przemyslowo-Handlowy S.A.                                        204,229
     1,560    Bank Rozwoju Eksportu S.A. ......................................      35,542
     5,750    Bank Slaski S.A. ................................................     283,970
     3,730    BIG Bank Gdanski S.A. (GDR) .....................................      53,153
     1,260    Powszechny Bank Kredytowy .......................................      26,816
     3,870    Wielkopolski Bank Kredytowy S.A.                                       24,920
                                                                               -------------
                                                                                    665,287
                                                                               -------------
              Computers Software
     7,700    Prokom Software (GDR) ...........................................     139,370
                                                                               -------------
              Engineering & Construction
     4,825    Exbud S.A. (GDR)* ...............................................      48,009
                                                                               -------------
              Movies/Entertainment
     5,192    International Trading & Investment Co. ..........................   1,168,200
                                                                               -------------
              Telecommunications
    43,910    Telekomunikacja Polska S.A. (ADR)* ..............................     329,325
    66,400    Telekomunikacja Polska S.A. (GDR)* ..............................     499,660
                                                                               -------------
                                                                                    828,985
                                                                               -------------
              Wholesale Distributor
    27,100    Elektrim Spolka Akcyjna S.A. ....................................     340,136
                                                                               -------------
              TOTAL POLAND ....................................................  3,189,987

                      SEE NOTES TO FINANCIAL STATEMENTS

                                   10

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS January 31, 1999, continued

  NUMBER OF
    SHARES                                                                         VALUE
--------------------------------------------------------------------------------------------
              PORTUGAL (2.5%)
              Banking
    12,200    Banco Comercial Portugues S.A. ..................................  $  383,034
     7,817    Banco Espirito Santo e Comercial de Lisboa, S.A. ................     233,438
    12,100    Banco Pinto & Sotto Mayor, S.A. .................................     264,579
                                                                               -------------
                                                                                    881,051
                                                                               -------------
              Electric Utilities
    11,400    EDP-Electricidade de Portugal, S.A. .............................     278,409
                                                                               -------------
              Telecommunications
     4,300    Portugal Telecom S.A. ...........................................     216,378
                                                                               -------------
              TOTAL PORTUGAL ..................................................   1,375,838
                                                                               -------------
              RUSSIA (0.5%)
              Energy
     7,066    LUKoil Holding Co. (ADR) ........................................     104,223
    29,050    Surgutneftegaz (ADR) ............................................      98,044
                                                                               -------------
                                                                                    202,267
                                                                               -------------
              Telecommunications
    12,500    Rostelecom (ADR) ................................................      53,125
                                                                               -------------
              TOTAL RUSSIA ....................................................     255,392
                                                                               -------------
              SOUTH AFRICA (6.4%)
              Alcoholic Beverages
    27,806    South African Breweries Ltd.  ...................................     449,075
                                                                               -------------
              Banking
    29,583    Nedcor Ltd. .....................................................     596,730
                                                                               -------------
              Broadcasting
     6,930    Primedia Ltd. (N Shares) ........................................      15,761
                                                                               -------------
              Consumer/Business Services
    42,100    Education Investment Corp. Ltd.  ................................      53,076
     8,900    Persetel Q Data Holding Ltd. ....................................      77,442
                                                                               -------------
                                                                                    130,518
                                                                               -------------
              Diversified Commercial Services
    27,545    Bidvest Group Ltd. ..............................................     214,259
                                                                               -------------
              Diversified Financial Services
    28,900    ABSA Group Ltd. .................................................     141,690
   231,188    B.O.E. Corporation (N Shares) ...................................     151,636
   102,078    BOE Ltd. ........................................................      78,056
    97,400    FirstRand Ltd. ..................................................     116,854
    18,930    Rembrandt Group Ltd. ............................................     140,696
                                                                               -------------
                                                                                    628,932
                                                                               -------------
              Integrated Oil Companies
    18,737    Sasol Ltd.* .....................................................      66,080
                                                                               -------------

  NUMBER OF
    SHARES                                                                         VALUE
--------------------------------------------------------------------------------------------
              Multi-Sector Companies
     8,095    Anglo American Corporation of South Africa Ltd. .................  $  229,456
   177,300    New Africa Investments Ltd. (N Shares)* .........................     114,538
                                                                               -------------
                                                                                    343,994
                                                                               -------------
              Precious Metals
    17,870    Anglo American Platinum Corporation Ltd. ........................     263,574
     7,366    Anglogold Ltd. ..................................................     296,922
                                                                               -------------
                                                                                    560,496
                                                                               -------------
              Property - Casualty Insurers
    28,470    Liberty Life Association of Africa Ltd.  ........................     383,792
                                                                               -------------
              Retail
    22,820    Ellerine Holdings Ltd. ..........................................      54,718
    47,460    Woolworths Holdings Ltd. ........................................      26,045
                                                                               -------------
                                                                                     80,763
                                                                               -------------
              Telecommunications Equipment
    62,700    Allied Technologies Ltd. ........................................     118,828
                                                                               -------------
              TOTAL SOUTH AFRICA ..............................................   3,589,228
                                                                               -------------
              SOUTH KOREA (13.0%)
              Diversified Electronic Products
     5,950    Samsung Electro-Mechanics Co.* ..................................     135,319
     2,016    Samsung Electronics (GDR)(Rights)* ..............................       --
    26,122    Samsung Electronics (GDR) -144A** ...............................   1,082,757
       122    Samsung Electronics (Rights)* ...................................       4,011
     6,042    Samsung Electronics Co. -144A** .................................     462,671
                                                                               -------------
                                                                                  1,684,758
                                                                               -------------
              Electronic Components
    46,000    Mirae Co.* ......................................................     150,068
     1,261    S1 Corporation ..................................................     231,418
                                                                               -------------
                                                                                    381,486
                                                                               -------------
              Energy
    55,500    Korea Electric Power Corp. ......................................   1,529,323
                                                                               -------------
              Industrial Specialties
     3,200    Hankuk Glass Industry Co., Ltd. .................................      65,690
    13,524    Samsung Display Devices Co.* ....................................     622,058
                                                                               -------------
                                                                                    687,748
                                                                               -------------
              Major Chemicals
    37,500    L.G. Chemical Ltd.* .............................................     440,801
                                                                               -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

                                    11

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS January 31, 1999, continued

  NUMBER OF
    SHARES                                                                         VALUE
--------------------------------------------------------------------------------------------
              Steel/Iron Ore
     25,310   Pohang Iron & Steel Co., Ltd. (ADR) .............................  $1,578,830
                                                                               -------------
              Telecommunications
     21,600   Korea Telecom Corp.* ............................................     714,787
     24,900   Sk Telecom Co., Ltd. (ADR) ......................................     253,669
                                                                               -------------
                                                                                    968,456
                                                                               -------------
              TOTAL SOUTH KOREA ...............................................   7,271,402
                                                                               -------------
              TAIWAN (7.0%)
              Computer Hardware
    134,468   Asustek Computer Inc. (GDR)* ....................................   1,116,084
        178   Asustek Computer Inc. (GDR) -144A** .............................       1,477
                                                                               -------------
                                                                                  1,117,561
                                                                               -------------
              Computer/Video Chains
      8,253   Synnex Technology International Corp. (GDR)* ....................     124,827
                                                                               -------------
              Electronic Components
     32,938   Winbond Electronics Corp.* ......................................     391,633
                                                                               -------------
              Mutual Funds
    120,100   ROC Taiwan Fund .................................................     675,563
                                                                               -------------
              Semiconductors
    100,055   Siliconware Precision Industries Co. (GDR) ......................   1,239,431
     14,880   Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) ..............     297,600
                                                                               -------------
                                                                                  1,537,031
                                                                               -------------
              Specialty Foods/Candy
     43,000   Want Want Holdings Ltd. .........................................      47,730
                                                                               -------------
              TOTAL TAIWAN ....................................................   3,894,345
                                                                               -------------
              THAILAND (1.8%)
              Banking
     77,550   Bangkok Bank PCL ................................................     144,352
                                                                               -------------
              Broadcasting
     26,500   BEC World PCL ...................................................     139,701
                                                                               -------------
              Building Materials
     35,900   Siam City Cement PCL* ...........................................     126,821
                                                                               -------------
              Electronic Components
     18,400   Delta Electronics, Inc. .........................................      91,500
     12,200   Shinawatra Computer PCL* ........................................      59,674
                                                                               -------------
                                                                                    151,174
                                                                               -------------

  NUMBER OF
    SHARES                                                                         VALUE
--------------------------------------------------------------------------------------------
              Energy
     14,350   PTT Exploration & Production PCL ................................  $  108,405
                                                                               -------------
              Telecommunications
     45,700   Advanced Info Service PCL .......................................     342,750
                                                                               -------------
              TOTAL THAILAND ..................................................   1,013,203
                                                                               -------------
              TURKEY (2.0%)
              Alcoholic Beverages
    990,000   Ege Biracilik Ve Malt Sanayii A.S. ..............................      69,781
    760,000   Erciyas Biracilik ve Malt Sanayii A.S. ..........................      61,548
                                                                               -------------
                                                                                    131,329
                                                                               -------------
              Banking
 11,462,500   Akbank T.A.S. ...................................................     213,160
 15,733,600   Yapi Ve Kredi Bankasi A.S. ......................................     184,046
                                                                               -------------
                                                                                    397,206
                                                                               -------------
              Electronics
  1,600,000   Vestel Elektronik Sanayi ve Ticaret A.S.* .......................     117,576
                                                                               -------------
              Energy
    340,000   Petrol Ofisi A.S. ...............................................      52,010
                                                                               -------------
              Food Chains
    209,400   Migros Turk T.A.S. ..............................................     207,265
                                                                               -------------
              Mutual Funds
 26,800,000   Dogan Yayin Holdings ............................................     108,518
                                                                               -------------
              Property - Casualty Insurers
  4,145,000   Aksigorta A.S. ..................................................     121,839
                                                                               -------------
              TOTAL TURKEY ....................................................   1,135,743
                                                                               -------------
              UNITED STATES (0.5%)
              Telecommunications Equipment
      3,500   Comverse Technology, Inc.* ......................................     293,563
                                                                               -------------
              UZBEKISTAN (0.0%)
              Financial Services
     80,000   Central Asian Investment Company Ltd. ...........................      --
                                                                               -------------
              VENEZUELA (0.1%)
              Telecommunications
      3,419   Compania Anonima Nacional Telefonos de Venezuela (CANTV)(ADR) ...      57,696
                                                                               -------------


                           SEE NOTES TO FINANCIAL STATEMENTS

                                      12

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS January 31, 1999, continued

  NUMBER OF
    SHARES                                                                         VALUE
--------------------------------------------------------------------------------------------
              ZIMBABWE (0.1%)
              Multi-Sector Companies
   225,000    Delta Corporation Ltd. .......................................... $     47,414
                                                                               -------------
TOTAL COMMON AND PREFERRED
STOCKS, RIGHTS AND WARRANTS
(Identified Cost $59,934,607)(a) .                   93.5%                        52,354,821
CASH AND OTHER ASSETS IN EXCESS
OF LIABILITIES....................                    6.5                          3,653,802
                                                 --------                      -------------
NET ASSETS........................                  100.0%                      $ 56,008,623
                                                 ========                      =============

------------
ADR     American Depository Receipt.
GDR     Global Depository Receipt.
UBD     Represents 1 B Share, 2 D-B Shares and 2 D-L Shares.
*       Non-income producing security.
**      Resale is restricted to qualified institutional investors.
+ Securities deemed illiquid. As of January 31, 1999, the Malaysian Government prohibited the repatriation of proceeds on sales of securities denominated in Malaysian ringgits for a one year period from the date of sale. Effective February 15, 1999, the Malaysian Government replaced the holding period with a graduated exit tax.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $6,006,355 and the aggregate gross unrealized depreciation is $13,586,141, resulting in net unrealized depreciation of $7,579,786.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT JANUARY 31, 1999:

  CONTRACT TO          IN         DELIVERY    UNREALIZED
     RECEIVE      EXCHANGE FOR      DATE     APPRECIATION
---------------  -------------- ----------  --------------
ZAR 1,744,135       $288,979      02/02/99      $1,548
                                            ==============

Currency Abbreviation:
---------------------

ZAR South African Rand.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
SUMMARY OF INVESTMENTS January 31, 1999

                                             PERCENT OF
INDUSTRY                            VALUE    NET ASSETS
-------------------------------------------------------
Alcoholic Beverages ...........  $ 2,412,122     4.3%
Aluminum ......................      389,700     0.7
Apparel .......................       37,993     0.1
Auto Parts: O.E.M. ............       31,331     0.1
Banking........................    6,464,751    11.5
Beverages......................      118,573     0.2
Beverages -- Non-Alcoholic ....      286,336     0.5
Broadcasting...................    1,353,610     2.4
Building Materials ............    1,097,106     2.0
Building Materials/DIY Chains..      393,053     0.7
Casino/Gambling ...............      107,882     0.2
Cellular Telephone ............      740,557     1.3
Computer Hardware .............    1,117,561     2.0
Computer/Video Chains .........      356,278     0.6
Computers Software ............      139,370     0.3
Construction/Agricultural
 Equipment/Trucks .............      437,750     0.8
Consumer/Business Services ....      130,518     0.2
Diversified Commercial
 Services .....................      214,259     0.4
Diversified Electronic
 Products......................    2,109,083     3.8
Diversified Financial
 Services......................      628,932     1.1
Diversified Manufacturing .....      360,501     0.6
Electric Utilities.............    1,537,944     2.8
Electronic Components .........      924,293     1.7
Electronic Production
 Equipment ....................      169,735     0.3
Electronics ...................      117,576     0.2
Energy.........................    3,631,641     6.5
Engineering & Construction  ...       48,009     0.1
Food Chains ...................      637,989     1.1
Foods & Beverages .............      275,318     0.5
Generic Drugs..................      133,200     0.2
Industrial Specialties.........      687,748     1.2
Integrated Oil Companies  .....       70,717     0.1
Major Chemicals ...............      471,393     0.8
Miscellaneous .................       53,978     0.1

                                             PERCENT OF
INDUSTRY                            VALUE    NET ASSETS
-------------------------------------------------------
Movies/Entertainment...........  $ 1,168,200     2.1%
Multi-Sector Companies ........      519,522     0.9
Mutual Funds...................      784,081     1.4
Oil Refining/Marketing ........      138,196     0.3
Oil/Gas Transmission ..........      117,936     0.2
Other Pharmaceuticals .........      726,024     1.3
Other Specialty Stores ........      650,083     1.2
Other Telecommunications  .....      120,812     0.2
Paper .........................      711,628     1.3
Precious Metals ...............      560,496     1.0
Property - Casualty Insurers ..      505,631     0.9
Real Estate....................       91,369     0.2
Restaurants ...................      255,541     0.5
Retail ........................       80,763     0.1
Semiconductors ................    1,537,031     2.7
Specialty Chemicals ...........      231,258     0.4
Specialty Foods/Candy .........      151,321     0.3
Steel/Iron Ore ................    1,960,476     3.5
Telecommunications.............   11,591,353    20.7
Telecommunications Equipment  .      511,656     0.9
Textiles ......................    1,100,075     2.0
Tobacco .......................      695,539     1.2
Transportation ................      118,887     0.2
Wholesale Distributor..........      340,136     0.6
                                ------------- ------
                                 $52,354,821    93.5%
                                ============= ======

                                             PERCENT OF
TYPE OF INVESTMENT                 VALUE     NET ASSETS
-----------------------------------------------------
Common Stocks.................  $48,691,120     86.9%
Preferred Stocks .............    3,404,149      6.1
Rights........................        4,011      0.0
Warrants......................      255,541      0.5
                                ------------- -------
                                $52,354,821     93.5%
                                ============= =======

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 1999

ASSETS:
Investments in securities, at value
 (identified cost $59,934,607)............  $ 52,354,821
Cash......................................     4,093,784
Receivable for:
  Investments sold........................       922,698
  Dividends...............................        47,409
Deferred organizational expenses..........         1,379
Prepaid expenses and other assets ........        87,037
                                           -------------
  TOTAL ASSETS ...........................    57,507,128
                                           -------------
LIABILITIES:
Payable for:
  Investments purchased...................     1,210,535
  Shares of beneficial interest
   repurchased............................        80,248
  Management fee .........................        36,268
  Investment advisory fee ................        24,179
  Plan of distribution fee................        12,547
Accrued expenses and other payables ......       134,728
                                           -------------
  TOTAL LIABILITIES ......................     1,498,505
                                           ------------
  NET ASSETS .............................  $ 56,008,623
                                           =============
COMPOSITION OF NET ASSETS:
Paid-in-capital...........................  $118,302,901
Net unrealized depreciation ..............    (7,595,370)
Accumulated net investment loss...........        (8,740)
Accumulated net realized loss.............   (54,690,168)
                                           -------------
  NET ASSETS .............................  $ 56,008,623
                                           =============
CLASS A SHARES:
Net Assets................................  $ 55,261,855
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................     5,982,514
  NET ASSET VALUE PER SHARE ..............         $9.24
                                                   =====
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net
   asset value)...........................         $9.75
                                                   =====
CLASS B SHARES:
Net Assets................................      $689,269
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................        75,169
  NET ASSET VALUE PER SHARE ..............         $9.17
                                                   =====
CLASS C SHARES:
Net Assets................................       $49,951
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................         5,449
  NET ASSET VALUE PER SHARE ..............         $9.17
                                                   =====
CLASS D SHARES:
Net Assets................................        $7,548
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................           815
  NET ASSET VALUE PER SHARE ..............         $9.26
                                                   =====

STATEMENT OF OPERATIONS
For the year ended January 31, 1999

NET INVESTMENT LOSS:
INCOME
Dividends (net of $124,317 foreign
 withholding tax).........................  $  1,717,108
Interest .................................       298,154
                                           -------------
  TOTAL INCOME ...........................     2,015,262
                                           -------------
EXPENSES
Investment management fee.................       632,986
Investment advisory fee...................       421,991
Transfer agent fees and expenses..........       280,648
Professional fees ........................       214,575
Plan of distribution fee (Class A
 shares)..................................       210,142
Plan of distribution fee (Class B
 shares)..................................         3,024
Plan of distribution fee (Class C
 shares)..................................           301
Custodian fees............................       168,374
Shareholder reports and notices ..........       145,569
Registration fees ........................       109,332
Foreign exchange provisional tax..........        56,691
Trustees' fees and expenses...............        32,269
Organizational expenses ..................        10,037
Other.....................................        37,637
                                           -------------
  TOTAL EXPENSES .........................     2,323,576
                                           -------------
  NET INVESTMENT LOSS ....................      (308,314)
                                           -------------
NET REALIZED AND UNREALIZED LOSS
Net realized loss on:
  Investments ............................   (17,097,799)
  Foreign exchange transactions...........      (415,459)
                                           -------------
  NET LOSS ...............................   (17,513,258)
                                           -------------
Net change in unrealized depreciation on:
  Investments ............................    (6,914,128)
  Translation of forward foreign currency
   contracts, other assets and
   liabilities denominated in foreign
   currencies.............................       350,848
                                           -------------
  NET DEPRECIATION .......................    (6,563,280)
                                           -------------
  NET LOSS ...............................   (24,076,538)
                                           -------------
NET DECREASE .............................  $(24,384,852)
                                           =============






                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE YEAR      FOR THE YEAR
                                                              ENDED             ENDED
                                                        JANUARY 31, 1999  JANUARY 31, 1998*
------------------------------------------------------  ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss) ..........................   $    (308,314)    $   2,016,172
Net realized gain (loss)...............................     (17,513,258)       14,419,055
Net change in unrealized depreciation .................      (6,563,280)      (56,929,504)
                                                        ---------------- -----------------
  NET DECREASE ........................................     (24,384,852)      (40,494,277)
                                                        ---------------- -----------------
DIVIDENDS TO SHAREHOLDERS FROM NET
INVESTMENT INCOME:
Class A shares.........................................        (347,672)       (3,126,315)
Class B shares.........................................            (795)          --
Class C shares.........................................             (87)          --
Class D shares.........................................             (38)          --
                                                        ---------------- -----------------
  TOTAL DIVIDENDS .....................................        (348,592)       (3,126,315)
                                                        ---------------- -----------------
Net decrease from transactions in shares of beneficial
 interest..............................................     (88,566,354)      (92,378,521)
                                                        ---------------- -----------------
  NET DECREASE ........................................    (113,299,798)     (135,999,113)
NET ASSETS:
Beginning of period....................................     169,308,421       305,307,534
                                                        ---------------- -----------------
  END OF PERIOD
  (Including a net investment loss of $8,740 and
  undistributed net investment income of $477,392,
  respectively)........................................   $  56,008,623     $ 169,308,421
                                                        ================ =================

------------

* Class B, Class C and Class D shares were issued January 26, 1998.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Emerging Markets Opportunities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation through investment in equity securities of emerging market countries. The Fund was organized as a Massachusetts business trust on December 22, 1993 and commenced operations as a closed-end management investment company on March 30, 1994. On July 22, 1997, the shareholders of the Fund voted to convert the Fund to an open-end management investment company. The conversion took effect on January 26, 1998 and the Fund commenced offering four classes of shares with the then current shares designated as Class A shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation;
(3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. ("TCW") or Morgan Stanley Dean Witter Investment Management Inc. ("MSDWIM"), an affiliate of Morgan Stanley Dean Witter Services Company Inc. (the "Manager"), (collectively, the "Co-Advisers"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 1999, continued

upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluation by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward contracts are valued daily at the

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 1999, continued

appropriate exchange rates. The resultant exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES - Morgan Stanley Dean Witter Advisors Inc., formerly Dean Witter InterCapital Inc., an affiliate of the Manager, paid the organizational expenses of the Fund in the amount of approximately $50,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 0.75% to the Fund's daily net assets.

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 1999, continued

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to a Co-Investment Advisory Agreement with the Co-Advisers, the Fund pays the Co-Advisers collectively an advisory fee, calculated daily and payable monthly, by applying the annual rate of 0.50% to the Fund's daily net assets.

TCW has in turn entered into further sub-advisory agreements with two of its affiliates, TCW Asia Limited, a Hong-Kong corporation, and TCW London International, Limited, a California corporation (the "Sub-Advisers"), pursuant to which the Sub-Advisers assist TCW in providing services under its Co-Advisory Agreement.

Under the terms of the Co-Investment Advisory Agreement, the Fund has retained the Co-Advisers to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Co-Advisers obtain and evaluate such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Co-Advisers pay the salaries of all personnel, including officers of the Fund, who are employees of the Co-Advisers.

For the year ended January 31, 1999, TCW and MSDWIM received $217,262 and $204,729, respectively, in advisory fees.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -up to 0.25% of the average daily net assets of Class A; (ii) Class B -1.0% of the average daily net assets of Class B; and (iii) Class C -up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 1999, continued

Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $276,712 at January 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended January 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended January 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $250, respectively and received $10,158 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended January 31, 1999 aggregated $91,120,443 and $155,836,801, respectively.

For the year ended January 31, 1999, the Fund incurred brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Manager and Distributor, in the amount of $15,661.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $6,200.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 1999, continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                     FOR THE YEAR                   FOR THE YEAR
                                        ENDED                          ENDED
                                   JANUARY 31, 1999              JANUARY 31, 1998*
                            ------------------------------ ------------------------------
                                SHARES         AMOUNT          SHARES         AMOUNT
                            ------------- ---------------  ------------- ---------------
CLASS A SHARES
Sold......................        63,684    $    675,662         --             --
Reinvestment of dividends.        19,069         203,087         --             --
Redeemed..................    (7,412,769)    (90,208,049)    (7,451,203)   $(92,433,846)
                            ------------- ---------------  ------------- ---------------
Net decrease - Class A....    (7,330,016)    (89,329,300)    (7,451,203)    (92,433,846)
                            ------------- ---------------  ------------- ---------------
CLASS B SHARES
Sold......................        83,154         832,618          2,766          34,325
Reinvestment of dividends.            73             775         --             --
Redeemed..................       (10,824)       (116,908)        --             --
                            ------------- ---------------  ------------- ---------------
Net increase - Class B....        72,403         716,485          2,766          34,325
                            ------------- ---------------  ------------- ---------------
CLASS C SHARES
Sold......................         4,550          46,323            891          11,000
Reinvestment of dividends.             8              87         --             --
                            ------------- ---------------  ------------- ---------------
Net increase - Class C....         4,558          46,410            891          11,000
                            ------------- ---------------  ------------- ---------------
CLASS D SHARES
Sold......................             1              13            810          10,000
Reinvestment of dividends.             4              38         --             --
                            ------------- ---------------  ------------- ---------------
Net increase - Class D....             5              51            810          10,000
                            ------------- ---------------  ------------- ---------------
Net decrease in Fund......    (7,253,050)   $(88,566,354)    (7,446,736)   $(92,378,521)
                            ============= ===============  ============= ===============

------------

* For Class B, C, and D, for the period January 26, 1998 (issue date) through January 31, 1998.

7. FEDERAL INCOME TAX STATUS

At January 31, 1999, the Fund had a net capital loss carryover of approximately $48,497,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through January 31 of the following years:

     AMOUNT IN THOUSANDS
-----------------------------
   2004      2005      2007
---------  -------- --------
 $21,279    $8,100   $19,118
=========  ======== ========

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $3,978,000 and $7,000, respectively, during fiscal 1999.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 1999, continued

As of January 31, 1999, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss, foreign currency losses and a redesignation of a distribution received by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $854,379, accumulated net realized loss was credited $683,605 and accumulated net investment loss was credited $170,774.

8. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 1999, the Fund had an outstanding forward contract to facilitate settlement of foreign currency denominated portfolio transactions.

At January 31, 1999, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

9. SUBSEQUENT EVENT

On February 25, 1999, the Trustees approved a Plan of Liquidation and Dissolution to liquidate the Fund subject to shareholder approval at a special meeting of shareholders scheduled to be held on June 8, 1999. Effective February 26, 1999, in anticipation of shareholder approval, the Trustees suspended the sale of Fund shares, including shares to existing shareholders (but still permitted the reinvestment of dividends by shareholders who had elected that option). As a result of this suspension, the Trustees also determined that the distribution fees, accrued daily and payable monthly, to the Distributor, pursuant to the Plan of Distribution, would be terminated.

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                                                            FOR THE PERIOD
                                                               FOR THE YEAR ENDED JANUARY 31,               MARCH 30, 1994*
                                                   -------------------------------------------------------      THROUGH
                                                      1999++       1998**++        1997          1996      JANUARY 31, 1995
                                                   ------------ -------------  ------------ -------------  ----------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period..............    $ 12.71       $ 14.70       $13.07        $11.18          $ 14.02
                                                   ------------ -------------  ------------ -------------  ----------------
Income (loss) from investment operations:
 Net investment income (loss).....................      (0.04)         0.10         0.02          0.04             0.11
 Net realized and unrealized gain (loss) .........      (3.38)        (1.94)        1.65          1.73            (2.89)
                                                   ------------ -------------  ------------ -------------  ----------------
Total income (loss) from investment operations  ..      (3.42)        (1.84)        1.67          1.77            (2.78)
                                                   ------------ -------------  ------------ -------------  ----------------
Offering costs charged against capital ...........       --            --           --            --              (0.02)
                                                   ------------ -------------  ------------ -------------  ----------------
Less dividends and distributions from:
 Net investment income............................      (0.05)        (0.15)       (0.05)        (0.02)           (0.09)
 Net realized gain ...............................       --            --           --            --              (0.01)
                                                   ------------ -------------  ------------ -------------  ----------------
Total dividends and distributions ................      (0.05)        (0.15)       (0.05)        (0.02)           (0.10)
                                                   ------------ -------------  ------------ -------------  ----------------
Anti-dilutive effect of acquiring treasury
 shares...........................................       --            --           0.01          0.14             0.06
                                                   ------------ -------------  ------------ -------------  ----------------
Net asset value, end of period ...................    $  9.24       $ 12.71       $14.70        $13.07          $ 11.18
                                                   ============ =============  ============ =============  ================
TOTAL RETURN+.....................................     (27.05)%      (12.43)%      13.03%        17.04%          (19.47)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................       2.75 %(3)     1.67 %       1.72%         1.69%            1.73 %(2)
Net investment income (loss) .....................      (0.36)%(3)     0.64 %       0.12%         0.28%            0.94 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  .........    $55,262      $169,252     $305,308       $273,172        $254,358
Portfolio turnover rate ..........................        114 %          85 %         66%           66%              61 %(1)

------------
*      Commencement of operations.
** Prior to January 26, 1998, the Fund operated as a closed-end management investment company and was solely advised by TCW Funds Management, Inc. Shares of the Fund existing at the time of its conversion to an open-end management investment company have been designated as Class A shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS, continued

                                                                   FOR THE PERIOD
                                                  FOR THE YEAR    JANUARY 26, 1998*
                                                      ENDED            THROUGH
                                                JANUARY 31, 1999  JANUARY 31, 1998
                                                ---------------- -----------------
CLASS B SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period  .........      $12.71            $12.34
                                                ---------------- -----------------
Income (loss) from investment operations:
 Net investment loss...........................       (0.14)             --
 Net realized and unrealized gain (loss)  .....       (3.35)             0.37
                                                ---------------- -----------------
Total income (loss) from investment operations        (3.49)             0.37
                                                ---------------- -----------------
Less dividends from net investment income:  ...       (0.05)             --
                                                ---------------- -----------------
Net asset value, end of period ................       $9.17            $12.71
                                                ================ =================
TOTAL RETURN+..................................      (27.59)%            3.08 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................        3.50 %(3)         3.18 %(2)
Net investment loss ...........................       (1.11)%(3)        (2.77)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ......        $689               $35
Portfolio turnover rate .......................         114 %              85 %
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period...........       12.71            $12.34
                                                ---------------- -----------------
Income (loss) from investment operations:
 Net investment loss...........................       (0.14)             --
 Net realized and unrealized gain (loss)  .....       (3.35)             0.37
                                                ---------------- -----------------
Total income (loss) from investment operations        (3.49)             0.37
                                                ---------------- -----------------
Less dividends from net investment income:  ...       (0.05)             --
                                                ---------------- -----------------
Net asset value, end of period ................       $9.17            $12.71
                                                ================ =================
TOTAL RETURN+..................................      (27.60)%            3.08 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................        3.50 %(3)         3.07 %(2)
Net investment loss ...........................       (1.11)%(3)        (2.85)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ......         $50               $11
Portfolio turnover rate .......................         114 %              85 %

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS, continued

                                                                    FOR THE PERIOD
                                                   FOR THE YEAR    JANUARY 26, 1998*
                                                       ENDED            THROUGH
                                                 JANUARY 31, 1999  JANUARY 31, 1998
                                                 ---------------- -----------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period............      $12.72            $12.34
                                                 ---------------- -----------------
Income (loss) from investment operations:
 Net investment loss............................       (0.01)             --
 Net realized and unrealized gain (loss)  ......       (3.40)             0.38
                                                 ---------------- -----------------
Total income (loss) from investment operations         (3.41)             0.38
                                                 ---------------- -----------------
Less dividends from net investment income:  ....       (0.05)             --
                                                 ---------------- -----------------
Net asset value, end of period .................       $9.26            $12.72
                                                 ================ =================
TOTAL RETURN+...................................      (26.88)%            3.08 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses........................................        2.50 %(3)         2.07 %(2)
Net investment loss ............................       (0.11)%(3)        (1.60)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  .......          $8               $10
Portfolio turnover rate ........................         114 %              85 %

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TCW/DW Emerging Markets Opportunities Trust (the "Fund") at January 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

As described in Note 9 to the financial statements, the Board of Trustees of TCW/DW Emerging Markets Opportunities Trust approved a plan of liquidation and dissolution, subject to shareholder approval, whereby the Fund will be liquidated.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
March 18, 1999

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and
General Counsel

Andy Skov
Vice President

Robert L. Meyer
Vice President

Michael P. Reilly
Vice President

Terence F. Mahoney
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Morgan Stanley Dean Witter Services Company Inc.

CO-ADVISERS
TCW Funds Management Inc.
Morgan Stanley Investment Management Inc.



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.




T C W / D W


    EMERGING
    MARKETS
    OPPORTUNITIES
    TRUST

  [GRAPHIC OMITTED]

ANNUAL REPORT
JANUARY 31, 1999